Investment Strategy	May 31, 2026
S000037262 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by Columbia Management Investment Advisers, LLC (the Investment Manager).
The Investment Manager employs quantitative and fundamental methods to identify distinct market states and creates a strategic risk allocation for each state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities (generally consisting of fixed income securities issued by governments, which are referred to as interest rate assets, and other fixed income securities, which are referred to as spread assets).
The Fund may invest in securities and instruments issued by both U.S. and non-U.S. entities, including issuers in emerging market countries. The Fund may also invest in currencies. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade or are deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate and other bond futures), options and swaps (including contracts for differences, credit default swaps, credit default swap indexes, interest rate swaps, and total return swaps). Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize significant amounts of leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework.
The Fund may also take short positions, for hedging or investment purposes.
As part of its principal investment strategies, the Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in the securities and instruments described herein directly or indirectly through investments in other mutual funds, real estate investment trusts and similar entities formed under the laws of non-U.S. countries, closed-end funds and exchange-traded funds (ETFs) (including both leveraged and inverse ETFs) managed by third parties or the Investment Manager or its affiliates. Depending on current and expected market and economic conditions, the Fund may invest all of its assets in underlying funds. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

S000012079 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund invests principally in securities of companies believed to be undervalued but also may invest in securities of companies believed to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest up to 20% of its net assets in debt instruments, including those that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials and information technology sectors.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests principally in securities of companies believed to be undervalued but also may invest in securities of companies believed to have the potential for long-term growth.The Fund may invest in companies that have market capitalizations of any size.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities.
S000010615 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
The Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. Inverse floaters provide the Fund with leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield securities.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

S000048058 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternative investments. Alternative strategies include investments in asset classes and investment strategies that differ from traditional equity and fixed income investments and strategies and, for purposes of this policy, include direct or indirect interest in real estate and mortgage-related strategies, global macroeconomic (global macro), global tactical allocation, commodities, inflation-linked securities, infrastructure, private credit, long-short equities, currencies and derivatives.
The Fund employs alternative investment strategies that seek to identify and capitalize upon changes in macroeconomic fundamentals, market inefficiencies, market behavioral biases, market mis-pricings, risk premia, and other market factors or events within equity, fixed income, interest rate, commodity and currency markets around the world, including emerging markets. The Fund uses alternative investment strategies in seeking to achieve its investment objective of absolute (positive) returns over a complete market cycle, which, for stocks and bonds can be measured from market peak to peak or from market trough to trough.
The Fund pursues its investment objective by allocating its assets among different asset managers. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management is also responsible for the oversight of, including the monitoring of risk management parameters for, the Subadvisers. The Fund’s Subadvisers are AQR Capital
Management, LLC (AQR) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (including sleeves it manages, as well as those managed by the Subadvisers), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
Columbia Management employs the following strategies in separate sleeves: Commodity Futures Long/Short (this strategy typically invests in derivatives, using long and short strategy exposures to commodity markets); G10 Currency (this strategy typically invests in short-term debt obligations and currency-linked derivatives); Global Tactical Asset Allocation (GTAA) (this strategy typically invests in stocks and bonds across traditional asset classes and markets through the use of derivatives such as futures and swaps); and Mortgage Opportunities (this strategy typically invests in mortgage- and other asset-backed securities); as well as a Liquidity Sleeve (this strategy typically invests in U.S. government securities, high-quality, short-term debt instruments, ETFs and futures). Each of AQR and PGIM Quantitative Solutions employs a global macro strategy in its respective sleeve (these strategies typically invest globally across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes or instruments, including derivative instruments).
The Fund is actively managed and seeks exposure to a broad range of markets, asset classes and market sectors economically tied to U.S. and foreign, including emerging, markets utilizing both exchange-traded and over-the-counter instruments. While the Fund anticipates having exposure among the various sleeves under normal circumstances, there is no maximum or minimum exposure the Fund may have to any specific asset class, market sector, currency, or instrument.
The derivative instruments (both exchange-traded and over-the-counter instruments) in which the Fund may invest include forwards, futures, options, structured investments, and swaps. The Fund typically will not gain investment exposure to the commodities markets directly, but may do so indirectly through investment in one or more Subsidiaries (as defined below). The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset, instrument, or other reference, to increase market exposure and investment flexibility, or to obtain or reduce particular exposures.
The Fund expects to have significant investment leverage (market exposure substantially in excess of the Fund’s assets) as a result of certain investments (e.g., derivatives). The Investment Manager anticipates that the Fund’s net notional investment exposure will range up to approximately 350% of the net assets of the Fund in the market environment the Investment Manager expects to be the most frequent, although leverage may be temporarily higher or lower, including negative, when the Investment Manager otherwise believes conditions so warrant.
The Fund may invest in its investments directly, or indirectly by investing up to 25% of its total assets in one or more offshore, wholly-owned subsidiaries (each, a Subsidiary, and, collectively, the Subsidiaries). Generally, Subsidiaries will invest primarily in commodity-linked derivatives, but they may also invest in other instruments such as financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions.
The equity securities, instruments or assets in which the Fund may invest (or have investment exposure to) include issuers of any market capitalization located throughout the world (including the U.S. and emerging markets) across various investment styles (e.g., growth- and value-oriented styles), which may include common stocks, preferred stocks, convertible securities, depositary receipts, listed private equity, and real estate investment trusts (REITs) and instruments of similar entities formed under the laws of non-U.S. countries.
The fixed income securities, instruments or assets in which the Fund may invest (or have investment exposure to) include those of governments throughout the world (including the U.S. and emerging markets) as well as their agencies and instrumentalities and government-sponsored enterprises, debt securities of non-governmental issuers (e.g., corporate issuers) throughout the world (including the U.S. and emerging markets), debt securities of any credit quality/rating (including below investment grade debt securities, commonly known as “high-yield” or “junk” bonds) or debt securities that are unrated, mortgage-related assets (as described below), asset-backed securities (including those backed by consumer assets), floating rate loans, bank loans, loan assignments and loan participations, bankruptcy or trade claims, exchange-traded notes, cash/cash equivalents, and inflation-hedging assets, with exposure to governments including sovereign and quasi-sovereign debt investments.
Mortgage-related assets may be issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government, and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government. The Fund’s investments in mortgage-related assets also include investments in stripped mortgage-backed securities such as interest-only (IO), principal-only (PO) and inverse interest-only (IIO) securities.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
There is no limitation on the credit quality/rating, maturity or duration of the instruments to which the Fund may have investment exposure.
From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.
The Fund may take both long and short positions in all of its investments. The Fund may at any time have either a net long exposure or a net short exposure to markets, and the Fund’s portfolio is not managed to maintain any fixed net long or net short market exposure. The Fund may also take long or short positions using derivative instruments.
The Fund may purchase securities in private placements, repurchase agreements, and exchange-traded funds (ETFs).
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternative investments. Alternative strategies include investments in asset classes and investment strategies that differ from traditional equity and fixed income investments and strategies and, for purposes of this policy, include direct or indirect interest in real estate and mortgage-related strategies, global macroeconomic (global macro), global tactical allocation, commodities, inflation-linked securities, infrastructure, private credit, long-short equities, currencies and derivatives.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternative investments.